CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets, Current
Cash and Cash Equivalents	$ 13,197	$ 82,201	$ 81,854
Cash and Cash Equivalents - Restricted	0	0	65,529
Accounts Receivable, Net, Current	117,427	80,823	140,070
Other Receivable, net	0	0	51,912
Prepaid Expense, Current	49,886	72,739	79,719
Deferred Costs, Current	38,381	54,167	597,789
Assets, Current	218,891	289,930	1,016,873
Assets, Noncurrent
Property and equipment, net	463,313	492,976	998,852
Deposits Assets, Noncurrent	20,687	20,027	27,319
Assets, Noncurrent	484,000	513,003	1,026,171
Total Assets	702,891	802,933	2,043,044
Liabilities, Current
Accounts Payable	892,848	817,018	716,680
Convertible Notes Payable, Current	81,485	34,193	0
Notes Payable, Current	18,332	39,012	63,186
Capital Lease Obligations, Current	154,623	133,436	86,652
Notes Payable, Related Parties, Current	200,000	200,000	244,480
Convertible Debt, Current	365,000	365,000	455,000
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	413,639	408,031	68,917
Accrued liabilities	346,840	319,625	320,207
Liabilities, Current	2,472,767	2,316,315	1,955,122
Liabilities, Noncurrent
Long-term convertible Note	32,461	0	0
Notes Payable, Noncurrent	0	0	6,182
Pension plan withdrawal liability, Noncurrent	0	0	319,278
Capital lease liability - long-term, less current maturities, in default	220,813	242,000	320,472
Liabilities, Noncurrent	253,274	242,000	645,932
Total Liabilities	2,726,041	2,558,315	2,601,054
Commitments and Contingencies	0	0	0
Stockholders' Deficit
Preferred stock, value	0	0	0
Common stock, value	89,818	89,117	81,668
Additional Paid in Capital	33,724,312	33,538,262	32,103,596
Accumulated Deficit	(35,826,189)	(35,371,670)	(32,565,813)
Treasury stock, at cost	11,091	11,091	177,461
Total Stockholders' Deficit	(2,023,150)	(1,755,382)	(558,010)
Total Liabilities and Stockholders'' Deficit	$ 702,891	$ 802,933	$ 2,043,044